PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL - Dispositions (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Jan. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill			$ 714,043	$ 696,263	$ 758,575
Net loss on sale of joint venture		$ 12,100
Cumulative translation adjustment		$ 6,300
Indianapolis, Indiana market | Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale	$ 43,100
Indianapolis, Indiana market | Disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain (loss)	28,900
Acquisition Of Certain Assets In Atlanta, Georgia From Fairway Media Group, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of assets acquired	39,400
Fixed assets acquired	9,900
Intangible assets acquired	29,500
Goodwill	$ 2,300